Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share capital [Abstract]
Disclosure of classes of share capital
Issued

	Common shares
	Number (in thousands)	$
Balance as at January 1, 2019	85,500	504,650
Issued pursuant to Public Offering	12,782	179,918
Issued pursuant to At The Market (ATM) Facilities	6,953	43,200
Issued pursuant to exercise of derivative liability warrants (note 13)	2,983	40,507
Issued pursuant to exercise of stock options	3,580	22,197
Balance as at December 31, 2019	111,798	790,472

Balance as at January 1, 2018	84,052	499,200
Issued pursuant to exercise of warrants	1,172	3,977
Issued pursuant to exercise of stock options	276	1,473
Balance as at December 31, 2018	85,500	504,650

Disclosure of outstanding warrants	Warrants

	Warrants
	Number (in thousands)	$
Balance as at January 1, 2018	1,172	906
Warrants exercised	(1,172)	(906)
Balance as at December 31, 2018	—	—

Disclosure of number and weighted average exercise prices of share options
A summary of the stock options outstanding as at December 31, 2019 and 2018 and changes during the years ended on those dates is presented below:

	2019		2018
	Number	Weighted average exercise price in CA$	Number	Weighted average exercise price in CA$
Outstanding – Beginning of year	7,591	5.51	4,864	4.80
Granted pursuant to Stock Option Plan	2,520	8.14	3,003	6.54
Granted pursuant to Section 613(c) of TSX manual	1,600	8.45	—	—
Exercised	(3,580)	5.09	(276)	4.40
Forfeited	(309)	6.88	—	—
Outstanding – End of year	7,822	7.04	7,591	5.51
Options exercisable – End of year	3,417	6.10	4,510	5.03

Disclosure of stock options granted
A summary of the stock options granted pursuant to the Stock Option Plan for the years ended December 31, 2019 and 2018 is presented below:
Year ended December 31, 2019

Grant date	Grant price(6) US$	Grant price(6) CA$	Number (in thousands)
January 29, 2019 - Directors(1)	6.06	8.04	210
January 29, 2019 - Officers(4)	6.06	8.04	875
January 29, 2019 - Employees(2)	6.06	8.04	260
January 29, 2019 - Employees(3)	6.06	8.04	20
March 29, 2019 - Employees(3)	6.42	8.62	10
April 2, 2019 - Employees(3)	6.72	8.97	30
April 24, 2019 - Employees(3)	6.29	8.48	5
April 29, 2019 - Chief Executive Officer(5)	6.28	8.45	1,600
April 29, 2019 - Directors(1)	6.28	8.45	60
April 29, 2019 - Employees(3)	6.28	8.45	10
July 3, 2019 - Directors(1)	6.42	8.39	140
July 3, 2019 - Employees(3)	6.42	8.39	25
August 19, 2019 - Employees(3)	5.90	7.85	455
September 4, 2019 - Employees(3)	5.70	7.56	15
September 26, 2019 - Employees(3)	5.63	7.47	10
October 2, 2019 - Employee(3)	5.11	6.79	5
October 22, 2019 - Employee(3)	4.91	6.43	10
October 28, 2019 - Employees(3)	4.74	6.19	300
November 19, 2019 - Director(1)	5.73	7.59	50
December 13, 2019 - Employees(3)	18.20	23.99	15
December 17, 2019 - Employee(3)	18.69	24.59	15
			4,120

Year ended December 31, 2018

Grant date	Grant price(6) US$	Grant price(6) CA$	Number (in thousands)
February 1, 2018 - Employees(2)	5.30	6.52	503
February 1, 2018 - Officers(2)	5.30	6.52	1,675
February 5, 2018 - Chief Executive Officer(2)	5.19	6.42	400
February 5, 2018 - Directors(1)	5.19	6.42	150
February 9, 2018 - Director(1)	5.09	6.40	50
February 22, 2018 - Director(1)	5.46	6.92	50
March 21, 2018 - Officer(3)	5.40	7.06	150
October 17, 2018 - New Employees(3)	5.93	7.70	25
			3,003

1.	These options vest in equal amounts over 12 months and are exercisable for a term of ten years

2.	These options vest in equal amounts over 36 months and are exercisable for a term of ten years.

3.	These options vest 12/36 on the 12-month anniversary date and thereafter 1/36 per month over the next 24 months and are exercisable for a term of ten years.

4.	These options vest in equal amounts over 24 months and are exercisable for a term of ten years.

5.	These options vest 25% on the 12-month anniversary date and thereafter 75% vest 1/36 per month over the next 36 months and are exercisable for a term of ten years.

6.	Stock options are granted at a Canadian Dollar (CA$) exercise price, and converted to US Dollars (US$) based on the exchange rate when these stock options are granted.

Disclosure of weighted average assumptions used to estimate fair values of options granted
The following weighted average assumptions were used to estimate the fair value of the options granted during the year ended December 31:

	2019	2018
Annualized volatility	52%	55%
Risk-free interest rate	1.61%	2.04%
Expected life of options in years	4 years	4 years
Estimated forfeiture rate	15.6%	22.4%
Dividend rate	0.0%	0.0%
Exercise price	$6.14	$5.29
Market price on date of grant	$6.14	$5.29
Fair value per common share option	$2.56	$2.89

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information on stock options outstanding as at December 31, 2019:

Options outstanding			Options exercisable
Range of exercise prices CA$	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Number outstanding (in thousands)
3.50 - 3.96	268	1.91	267
4.21 - 4.73	1,107	4.82	1,020
6.19 - 6.92	2,325	7.85	1,143
7.06 - 7.85	715	9.27	95
8.04 - 8.97	3,301	9.07	842
9.45 - 9.45	76	7.32	50
23.99 - 24.59	30	9.96	—
	7,822	7.86	3,417